UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09713

Active Assets Institutional Money Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	June 30, 2009

Date of reporting period:	September 30, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Institutional Money Trust

Portfolio of Investments - September 30, 2008 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF	MATURITY
THOUSANDS	DESCRIPTION	PURCHASE	DATE	VALUE

	Commercial Paper (33.3%)
	Asset-Backed - Diversified (0.5%)
$10,000	Ranger Funding Co. LLC (a)	3.98%	12/10/08	$9,923,194

	Banking (6.6%)
10,000	Bank of America Corp.	2.90	12/11/08	9,943,496
111,000	Citigroup Funding Inc.	2.93-2.96	10/29/08-12/05/08	110,536,154
				120,479,650
	Finance-Auto (0.3%)
5,000	Toyota Motor Credit Corp.	2.79	10/22/08	4,991,979

	Financial Conglomerates (3.1%)
56,000	General Electric Capital Corp.	2.54-2.75	10/08/08-12/30/08	55,751,455

	Insurance (0.4%)
8,000	ING America Insurance Holding Inc.	2.77	10/09/08	7,995,111

	International Banks (22.4%)
14,000	BNP Paribas Finance Inc.	2.90	12/23/08	13,907,266
54,000	Barclays U.S. Funding LLC	2.83-3.20	11/17/08-12/24/08	53,677,340
25,000	Calyon North America Inc.	3.10	03/13/09	24,654,757
50,000	Dexia Delaware LLC	2.80-2.82	10/14/08	49,949,444
15,000	KBC Financial Products International (a)	2.82	11/14/08	14,948,667
7,500	Natexis Banques Populaires U.S. Finance Co., LLC	2.94	11/03/08	7,480,063
10,000	Rabobank USA Finance Corp.	0.25	10/01/08	10,000,000
41,000	Royal Bank of Scotland (a)	2.88-3.11	10/28/08-03/16/09	40,764,704
8,650	San Paolo US Finance Co.	2.82	11/13/08	8,621,071
37,000	Societe Generale N.A., Inc.	2.88-2.90	11/14/08-12/29/08	36,774,534
71,000	Swedbank AB	2.98-3.05	10/31/08-12/10/08	70,748,889
77,000	UBS Finance (Delaware) LLC	1.00-2.87	10/01/08-12/05/08	76,756,408
				408,283,143

	Total Commercial Paper (Cost $607,424,532)			607,424,532

	Repurchase Agreements (32.2%)
86,000	BNP Paribas Securities Corp. (dated 09/30/08; proceeds $86,000,597); fully collateralized by U.S. Treasury National, 2.50%, due 07/15/16 value at $87,720,059.	0.25	10/01/08	86,000,000
300,000	Barclays Cap Inc. (dated 09/30/08; proceeds $300,018,750); fully collateralized by Federal National Mortgage Assoc., 4.00%-7.00%, due 06/01/17-12/01/47, value at $256,864,395; Federal Home Loan Mortgage Corp., 4.00%-7.00%, due 05/01/18 - 03/01/48, valued at $52,135,605.	2.25	10/01/08	300,000,000
150,000	Deutsche Bank Securities (dated 09/30/08; proceeds $150,011,458); fully collateralized by Federal National Mortgage Assoc., 5.86%, due 10/01/37, value at $24,995,342; Federal Home Loan Mortgage Corp., 5.00%-6.00%, due 06/01/36 - 07/01/38, valued at $129,504,658.	2.75	10/01/08	150,000,000
50,000	Goldman Sachs & Co. (dated 09/30/08; proceeds $50,000,694); fully collateralized by Federal National Mortgage Assoc., 4.625%, due 10/15/14 value at $51,000,713.	0.50	10/01/08	50,000,000

	Total Repurchase Agreements (Cost $586,000,000)			586,000,000

	Certificates of Deposit (22.0%)
	Domestic Banks (2.2%)
26,500	Branch Banking & Trust Co	2.76-3.19	11/25/08-02/05/09	26,500,000
3,000	HSBC Bank USA	2.66	10/09/08	3,000,000
10,000	Wells Fargo Bank, NA	2.70	11/25/08	10,000,000
				39,500,000

	International Banks (19.8%)
29,000	Allied Irish Bank plc	2.91		12/30/08		29,000,719
10,000	Banco Bilboa Vizcaraya Argentina	3.075		12/12/08		10,003,190
20,000	Barclays Bank plc	3.05-3.06		10/21/08-11/24/08		20,000,000
54,000	Calyon	2.72-3.17		10/10/08-01/30/09		54,000,000
35,000	Intesa Bank Ireland plc	2.82		11/25/08		35,000,000
30,000	Intesa Sanpaolo SPA	2.92		10/08/08		30,000,000
34,000	NATIXIS	2.92-2.97		11/12/08-11/14/08		34,000,000
76,000	Royal Bank of Scotland plc	2.88-3.18		11/03/08-02/23/09		75,999,724
15,000	Skandinaviska Enskilda	2.88		12/29/08		15,000,367
59,000	Societe Generale	2.83-2.85		10/10/08-10/30/08		59,000,000
						362,004,000

	Total Certificates of Deposit (Cost $401,504,000)					401,504,000

	Floating Rate Notes (11.0%)
	Domestic Banks(0.6%)
10,000	Wachovia Bank, NA	3.00	(b)	10/06/08	(c)	10,000,000

	Finance-Auto (1.4%)
25,000	Toyota Motor Credit Corp.	2.50	(b)	10/10/08	(c)	25,000,000

	Financial Conglomerates (1.6%)
30,000	General Electric Capital Corp.	2.81-2.82	(b)	12/15/08-12/16/08	(c)	30,008,182

	International Banks (7.4%)
9,000	Bank of Nova Scotia	3.17	(b)	11/06/08	(c)	9,000,000
60,500	Barclays Bank plc	2.99-3.64	(b)	10/11/08-12/09/08	(c)	60,500,000
25,000	KBC Bank	2.82	(b)	11/16/08	(c)	25,000,000
41,000	Royal Bank of Scotland plc	2.87	(b)	10/09/08	(c)	41,000,735
						135,500,735
	Total Floating Rate Notes (Cost $210,508,917)					200,508,917

	U.S Government Agencies (1.2%)
11,663	Federal Home Loan Mortgage Corp.	2.43		10/20/08		11,618,203
10,000	Federal National Mortgage Assoc.	2.42		10/27/08		9,982,667

	Total U.S Government Agencies (Cost $21,600,870)					21,600,870

	Total Investments (Cost $1,817,038,319)(d)			99.7%		1,817,038,319

	Other Assets in Excess of Liabilities			0.3		5,158,522

	Net Assets			100.0%		$1,822,196,841

(a)	Resale is restricted to qualified institutional investors.
(b)	Rate shown is the rate in effect at September 30, 2008.
(c)	Date of next interest rate reset.
(d)	Cost is the same for federal income tax purposes.

Active Assets Institutional Money Trust

Notes to the Portfolio of Investments

FAS 157

9/30/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,  “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is  defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely  transaction with an independent buyer in the principal market, or in the absence of a principal market the most  advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish  between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability  developed based on market data obtained from sources independent of the reporting entity (observable inputs)  and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants  would use in pricing an asset or liability developed based on the best information available in the circumstances  (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various  inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad  levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$1,817,038,319	—	$1,817,038,319	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Money Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 18, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 18, 2008